Income Taxes (Components of Income Tax) (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current provision	$ 155,214			$ 646,131	$ 720,323
Deferred provision (benefit)	4,047	(31,758)	15,378	(2,136)	(49,826)
Net income tax provision				$ 643,995	$ 670,497